UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2016

Date of reporting period: 08/31/2015

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2015 (Unaudited)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
American Express Credit Account Master Trust, Class A (a):
Series 2008-2, 1.47%, 9/15/20	USD	780	$796,171
Series 2012-1, 0.48%, 1/15/20		410	410,170
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.45%, 5/15/20 (a)		560	558,935
American Homes 4 Rent, 1.25%, 6/17/31 (a)(b)		127	125,713
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 1.02%, 6/25/34 (a)		276	269,320
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.56%, 10/25/35 (a)		216	203,694
Capital One Multi-Asset Execution Trust (a):
Series 2007-A1, Class A1, 0.26%, 11/15/19		210	209,104
Series 2007-A2, Class A2, 0.29%, 12/16/19		1,290	1,281,277
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.70%, 2/26/35 (a)		129	114,174
Chase Issuance Trust:
Series 2012-A8, Class A8, 0.54%, 10/16/17		380	379,978
Series 2012-A9, Class A9, 0.36%, 10/16/17 (a)		110	110,000
Series 2013-A6, Class A6, 0.63%, 7/15/20 (a)		880	881,068
Series 2014-A3, Class A3, 0.41%, 5/15/18 (a)		1,330	1,329,211
Citibank Credit Card Issuance Trust:
Series 2012-A1, Class A1, 0.55%, 10/10/17		260	260,003
Series 2013-A12, Class A12, 0.54%, 11/07/18 (a)		350	349,690
Series 2013-A7, Class A7, 0.63%, 9/10/20 (a)		560	561,600
Series 2014-A3, Class A3, 0.40%, 5/09/18 (a)		240	239,929
Colony American Homes (a)(b):
Series 2014-1A, Class A, 1.40%, 5/17/31		594	587,979
Series 2014-2A, Class C, 2.10%, 7/17/31		480	472,931
Asset-Backed Securities	Par (000)		Value
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (a)	USD	114	$124,067
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)		12	12,552
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 0.95%, 3/25/34		83	79,583
Series 2005-11, Class AF4, 4.87%, 2/25/36		700	679,790
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		492	495,832
GSAA Trust, Series 2005-5, Class M3, 1.14%, 2/25/35 (a)		210	197,246
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.17%, 12/25/34 (a)		178	164,062
Invitation Homes Trust (a)(b):
Series 2015-SFR1, Class B, 2.05%, 3/17/32		350	348,196
Series 2015-SFR2, Class C, 2.20%, 6/17/32		110	107,793
Series 2015-SFR3, Class C, 2.20%, 8/17/32		500	489,681
Morgan Stanley ABS Capital I Trust, Inc. (a):
Series 2003-HE1, Class M1, 1.40%, 5/25/33		186	174,659
Series 2005-WMC1, Class M2, 0.93%, 1/25/35		83	80,002
Progress Residential Trust, Series 2015-SFR1, Class A, 1.60%, 2/17/32 (a)(b)		530	526,631
Tricon American Homes Trust, Series 2015-SFR1, Class C, 2.10%, 5/17/32 (a)(b)		400	392,972
Total Asset-Backed Securities — 5.4%			13,014,013

Corporate Bonds
Aerospace & Defense — 0.1%
United Technologies Corp., 3.10%, 6/01/22		356	357,161
Air Freight & Logistics — 0.4%
FedEx Corp., 3.20%, 2/01/25		900	864,458

FDP SERIES, INC.	AUGUST 31, 2015	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Auto Components — 0.2%
BorgWarner, Inc., 4.38%, 3/15/45	USD	400	$370,150
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43		400	380,332
Banks — 5.4%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/21	EUR	600	749,749
Banco Comercial Portugues SA, 4.75%, 6/22/17		100	120,548
Bankinter SA, 1.75%, 6/10/19		600	690,891
CIT Group, Inc.:
5.00%, 5/15/17	USD	1,500	1,543,125
5.38%, 5/15/20		100	104,500
5.00%, 8/15/22		200	203,250
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,000,825
HSBC Holdings PLC:
4.25%, 8/18/25	USD	200	198,150
6.50%, 9/15/37		400	472,700
Intesa Sanpaolo SpA:
2.38%, 1/13/17		1,100	1,102,413
3.88%, 1/16/18		300	308,023
3.88%, 1/15/19		500	515,583
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 3/27/24 (b)		1,100	1,124,890
Norddeutsche Landesbank Girozentrale, 2.00%, 2/05/19 (b)		600	605,070
Nykredit Realkredit A/S, Series 12H, 2.00%, 4/01/16	DKK	11,498	1,748,734
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	189,187
6.13%, 12/15/22	USD	100	107,813
Shinhan Bank, 1.88%, 7/30/18 (b)		300	297,208
SVB Financial Group, 3.50%, 1/29/25		300	289,906
Unione di Banche Italiane SCpA, 2.88%, 2/18/19	EUR	500	588,101
Wells Fargo & Co., 4.65%, 11/04/44	USD	500	490,000
Woori Bank Co. Ltd. 4.75%, 4/30/24 (b)		650	667,588

			13,118,254
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		600	529,233
Constellation Brands, Inc.:
7.25%, 5/15/17		800	862,000
3.88%, 11/15/19		300	307,875
Heineken NV, 2.75%, 4/01/23 (b)		700	670,624
Corporate Bonds	Par (000)		Value
Beverages (concluded)
Pernod Ricard SA, 2.13%, 9/27/24	EUR	200	$226,576

			2,596,308
Biotechnology — 0.7%
Celgene Corp., 4.00%, 8/15/23	USD	700	711,899
Gilead Sciences, Inc., 4.50%, 2/01/45		900	892,389

			1,604,288
Capital Markets — 0.5%
Morgan Stanley:
4.35%, 9/08/26		200	199,782
4.30%, 1/27/45		1,000	943,636

			1,143,418
Chemicals — 0.5%
Arkema SA, 1.50%, 1/20/25	EUR	500	535,770
LyondellBasell Industries NV, 4.63%, 2/26/55	USD	700	602,577

			1,138,347
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	339,750
Communications Equipment — 0.9%
Alcatel-Lucent USA, Inc., 4.63%, 7/01/17 (b)		1,500	1,541,250
Juniper Networks, Inc.:
4.50%, 3/15/24		300	300,142
4.35%, 6/15/25		400	398,278

			2,239,670
Construction Materials — 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (b)		200	223,500
Cemex SAB de CV, 5.70%, 1/11/25 (b)		200	187,500

			411,000
Consumer Discretionary — 0.1%
The New York Public Library Astor Lenox & Tilden Foundations, 4.31%, 7/01/45		300	283,695
Consumer Finance — 0.2%
Discover Financial Services, 3.85%, 11/21/22		400	390,209
Containers & Packaging — 0.0%
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19		18	4,095

2	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services — 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.25%, 7/01/20	USD	200	$201,500
Bank of America Corp., 4.00%, 1/22/25		1,200	1,174,254
Barclays PLC, 4.38%, 9/11/24		600	578,244
Citigroup, Inc., 3.50%, 5/15/23		1,000	967,942
Deutsche Bank AG, 4.30%, 5/24/28 (a)		500	478,626
Ford Motor Credit Co. LLC, 3.66%, 9/08/24		200	193,418
General Motors Financial Co., Inc., 4.38%, 9/25/21		300	302,875
International Lease Finance Corp.:
8.63%, 9/15/15		2,000	2,002,550
8.75%, 3/15/17		500	542,250
Navient LLC, 5.50%, 1/15/19		200	191,000
SLM Corp., 8.45%, 6/15/18		100	106,000
UniCredit SpA, 1.98%, 10/31/17 (a)	EUR	500	571,511

			7,310,170
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 4.50%, 5/15/35	USD	700	643,130
Frontier Communications Corp., 7.13%, 1/15/23		100	90,300
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	96,875
6.63%, 12/15/22		200	175,000
Telefonica Emisiones SAU, 4.57%, 4/27/23		500	524,296
Verizon Communications, Inc.:
6.40%, 9/15/33		382	438,034
4.52%, 9/15/48		400	357,086
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	116,154

			2,440,875
Electric Utilities — 0.9%
Georgia Power Co., 4.30%, 3/15/42		300	267,962
PPL Energy Supply LLC, 6.20%, 5/15/16		1,200	1,218,000
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (b)		300	295,021
Three Gorges Finance I Cayman Islands, Ltd., 3.70%, 6/10/25 (b)		500	506,106

			2,287,089
Energy Equipment & Services — 1.0%
CGG SA, 6.50%, 6/01/21		200	112,500
Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23	USD	500	$468,094
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		700	711,196
Lukoil International Finance BV, 4.56%, 4/24/23 (b)		500	435,950
Oceaneering International, Inc., 4.65%, 11/15/24		400	379,743
Peabody Energy Corp., 6.25%, 11/15/21		200	52,500
Petrofac Ltd., 3.40%, 10/10/18 (b)		300	297,344

			2,457,327
Food & Staples Retailing — 1.7%
Casino Guichard Perrachon SA, 3.31%, 1/25/23	EUR	300	354,275
Cencosud SA, 4.88%, 1/20/23 (b)	USD	500	494,926
CVS Caremark Corp., 5.75%, 6/01/17		91	97,602
Kraft Heinz Foods Co., 3.50%, 7/15/22 (b)		1,000	1,009,435
The Kroger Co., 4.00%, 2/01/24		1,000	1,022,769
Mondelez International, Inc., 4.00%, 2/01/24		1,000	1,024,687

			4,003,694
Food Products — 0.2%
Tyson Foods, Inc., 3.95%, 8/15/24		600	600,024
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	644,715
Zimmer Holdings, Inc., 4.25%, 8/15/35		300	275,693

			920,408
Health Care Providers & Services — 0.8%
Express Scripts Holding Co., 3.50%, 6/15/24		800	771,887
HCA Holdings, Inc., 6.25%, 2/15/21		100	108,500
HCA, Inc., 5.88%, 5/01/23		300	317,250
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/01/55		300	282,713
Tenet Healthcare Corp., 5.00%, 3/01/19		400	399,296

			1,879,646
Household Durables — 0.4%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,011,250

FDP SERIES, INC.	AUGUST 31, 2015	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 0.2%
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17	USD	300	$307,547
7.45%, 11/24/33		50	67,496

			375,043
Insurance — 1.0%
Aflac, Inc., 3.63%, 6/15/23		500	503,581
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	640,316
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (b)		350	350,666
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (b)		1,000	1,019,906

			2,514,469
IT Services — 0.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (b)		300	280,458
First Data Corp., 8.25%, 1/15/21 (b)		200	210,500

			490,958
Media — 2.3%
21st Century Fox America, Inc., 3.00%, 9/15/22		100	96,653
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25		400	387,847
DISH DBS Corp., 7.13%, 2/01/16		2,500	2,537,500
NBCUniversal Media LLC, 4.45%, 1/15/43		400	395,441
Time Warner, Inc.:
4.05%, 12/15/23		1,000	1,029,217
6.10%, 7/15/40		200	219,666
Viacom, Inc., 4.25%, 9/01/23		800	761,241
Wind Acquisition Finance SA, 7.38%, 4/23/21 (b)		200	204,500

			5,632,065
Metals & Mining — 0.3%
ArcelorMittal, 6.25%, 3/01/21		400	394,500
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (b)		200	182,750
Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	USD	200	$196,998

			774,248
Multi-Utilities — 0.2%
Veolia Environnement SA, 4.63%, 3/30/27	EUR	400	563,681
Oil, Gas & Consumable Fuels — 6.3%
Apache Corp., 4.25%, 1/15/44	USD	1,000	846,689
California Resources Corp., 6.00%, 11/15/24		500	370,750
Canadian Natural Resources, Ltd., 6.50%, 2/15/37		500	515,161
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	159,500
5.75%, 3/15/23		50	37,276
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		500	454,230
Enable Midstream Partners LP (b):
3.90%, 5/15/24		300	263,710
5.00%, 5/15/44		100	78,715
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)		400	438,560
Energy Transfer Equity LP, 7.50%, 10/15/20		300	321,381
Energy Transfer Partners LP:
4.90%, 3/15/35		600	509,654
5.15%, 2/01/43		200	166,953
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (b)		300	184,500
EnLink Midstream Partners LP, 5.05%, 4/01/45		600	501,939
Ensco PLC, 5.75%, 10/01/44		800	604,289
Enterprise Products Operating LLC, 4.45%, 2/15/43		200	169,394
Exxon Mobil Corp., 2.71%, 3/06/25		800	781,067
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (b)		500	517,000
Halcon Resources Corp., 9.75%, 7/15/20		300	109,500
Kinder Morgan Finance Co. LLC, 5.70%, 1/05/16		3,000	3,039,456
Kinder Morgan, Inc.:
5.55%, 6/01/45		200	171,574
5.05%, 2/15/46		500	398,661
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		350	136,500
MPLX LP, 4.00%, 2/15/25		400	369,489

4	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Peabody Energy Corp., 10.00%, 3/15/22 (b)	USD	100	$40,000
Petrobras Global Finance BV, 3.16%, 3/17/20 (a)		900	783,000
Sanchez Energy Corp., 6.13%, 1/15/23		300	225,000
Sinopec Group Overseas Development Ltd (b):
2014, 4.38%, 4/10/24		400	417,168
2015, 3.25%, 4/28/25		700	666,356
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	372,862
Valero Energy Corp., 4.90%, 3/15/45		600	542,766
Weatherford International Ltd., 5.95%, 4/15/42		900	687,864
Williams Partners LP, 5.10%, 9/15/45		600	490,901

			15,371,865
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 3.73%, 7/15/23 (b)		1,000	1,009,474
Pharmaceuticals — 0.8%
Actavis Funding SCS, 4.55%, 3/15/35		600	551,598
Baxalta, Inc., 3.60%, 6/23/22 (b)		400	399,734
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25 (b)		200	206,000
Zoetis, Inc., 4.70%, 2/01/43		900	782,997

			1,940,329
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.:
3.50%, 1/31/23		500	475,876
5.00%, 2/15/24		500	522,001
ERP Operating LP, 5.75%, 6/15/17		500	536,101
HCP, Inc., 3.88%, 8/15/24		900	868,271
Realty Income Corp., 4.13%, 10/15/26		600	599,156

			3,001,405
Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	986,026
Corporate Bonds	Par (000)		Value
Specialty Retail — 0.7%
Bed Bath & Beyond, Inc., 5.17%, 8/01/44	USD	900	$865,202
Edcon Proprietary Ltd., 9.50%, 3/01/18 (b)	EUR	200	157,119
Tiffany & Co., 4.90%, 10/01/44	USD	500	478,872
Toys R US, Inc., 7.38%, 10/15/18		500	315,000

			1,816,193
Tobacco — 0.3%
Reynolds American, Inc.:
3.75%, 5/20/23 (b)		300	291,369
5.70%, 8/15/35		400	423,473

			714,842
Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (b)		380	408,975
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		500	507,988

			916,963
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc.:
8.38%, 8/15/17		500	528,750
6.00%, 11/15/22		300	270,000

			798,750
Total Corporate Bonds — 35.0%			85,057,929

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.0%
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		13	12,394
Term Loan D, 3.75%, 6/04/21		33	32,202

			44,596
Auto Components — 0.2%
Autoparts Holdings Ltd., 1st Lien Term Loan, 7.00%, 7/29/17		246	216,406
Crowne Group LLC, 1st Lien Term Loan, 6.00%, 9/30/20		97	96,015
Henniges Automotive Holdings, Inc., Term Loan B, 5.50%, 6/12/21		128	128,496
The Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		55	54,841

FDP SERIES, INC.	AUGUST 31, 2015	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Auto Components (concluded)
UCI International, Inc., Term Loan B, 5.50%, 7/26/17	USD	10	$9,428

			505,186
Capital Markets — 0.0%
Guggenheim Partners LLC, Term Loan, 4.25%, 7/22/20		44	44,441
Chemicals — 0.4%
The Chemours Co., Term Loan B, 3.75%, 5/12/22		349	336,593
Cyanco Intermediate Corp., Term Loan B, 5.50%, 5/01/20		362	349,193
Ineos US Finance LLC, 2015 Term Loan, 4.25%, 3/31/22		43	43,099
Nexeo Solutions LLC:
Term Loan B, 5.00%, 9/08/17		11	10,870
Term Loan B3, 5.00%, 9/08/17		11	10,608
OCI Beaumont LLC, Term Loan B3, 5.50%, 8/20/19		150	152,823
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.25%, 3/19/20		59	55,912

			959,098
Commercial Services & Supplies — 0.3%
Connolly Corp., 1st Lien Term Loan, 4.50%, 5/14/21		287	286,407
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		208	208,140
Onsite US Finco LLC, Term Loan, 5.50%, 7/30/21		255	246,519

			741,066
Communications Equipment — 0.1%
Ciena Corp., Term Loan B, 3.75%, 7/15/19		24	24,013
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		39	39,115
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21		130	129,160

			192,288
Containers & Packaging — 0.3%
Caraustar Industries, Inc., Term Loan B:
Add on, 8.00%, 5/01/19		138	137,207
8.00%, 5/01/19		340	338,134
Floating Rate Loan Interests (a)	Par (000)		Value
Containers & Packaging (concluded)
Exopack Holdings SA, 2015 Term Loan B1, 4.50%, 5/08/19	USD	319	$317,877

			793,218
Diversified Consumer Services — 0.4%
Fitness International LLC, Term Loan B, 5.50%, 7/01/20		432	411,443
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		230	219,285
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		311	274,648

			905,376
Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		140	137,685
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		58	57,287
Windstream Corp., Term Loan B5, 3.50%, 8/08/19		60	58,612

			253,584
Electronic Equipment, Instruments & Components — 0.1%
Sensus USA Inc., 1st Lien Term Loan, 4.50%, 5/09/17		135	134,014
Health Care Equipment & Supplies — 0.1%
Kinetic Concepts, Inc., Term Loan E1, 4.50%, 5/04/18		106	106,062
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21		93	45,344

			151,406
Health Care Providers & Services — 0.1%
Community Health Systems, Inc., Term Loan F, 3.58%, 12/31/18		196	195,969
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		45	45,120

			241,089
Health Care Technology — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		133	131,713
Hotels, Restaurants & Leisure — 0.3%
24 Hour Fitness Worldwide, Inc., Term Loan B, 4.75%, 5/28/21		106	101,969
Aristocrat Leisure Ltd., Term Loan B, 4.75%, 10/20/21		13	12,550
Boyd Gaming Corp., Term Loan A, 3.15%, 8/14/18		6	5,515

6	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Cannery Casino Resorts LLC, Term Loan B, 6.00%, 10/02/18	USD	325	$321,222
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.00%, 5/14/20		135	129,167
TGI Friday’s, Inc., 1st Lien Term Loan, 5.25%, 7/15/20		5	5,097
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		274	273,616

			849,136
Household Durables — 0.0%
Jarden Corp., Add-On Term Loan B1, 2.95%, 9/30/20		38	38,086
Spectrum Brands, Inc., Term Loan, 3.75%, 6/23/22		90	90,328

			128,414
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co., LP:
Term Loan B1, 3.00%, 5/03/20		123	120,368
Term Loan B2, 3.25%, 1/31/22		31	30,614
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		50	49,283

			200,265
Internet Software & Services — 0.2%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		470	431,672
Machinery — 0.5%
Navistar International Corp., Term Loan B, 6.50%, 8/17/17		1,279	1,264,660
Media — 0.4%
Charter Communications Operating LLC:
Term Loan H, 3.25%, 7/21/22		36	35,567
Term Loan I, 3.50%, 1/20/23		24	23,769
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		50	45,587
Media General, Inc., Term Loan B, 4.00%, 7/31/20		23	22,577
Radio One, Inc., 2015 Term Loan, 4.79%, 4/02/18		691	700,283
Floating Rate Loan Interests (a)	Par (000)		Value
Media (concluded)
UPC Financing Partnership, Term Loan AH, 3.25%, 6/30/21	USD	130	$128,026

			955,809
Metals & Mining — 0.2%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		469	377,771
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		79	78,041
WireCo WorldGroup, Inc., Term Loan, 6.00%, 2/15/17		5	5,147

			460,959
Oil, Gas & Consumable Fuels — 0.5%
Alfred Fueling Systems, Inc., 1st Lien Term Loan, 4.75%, 6/20/21		49	48,388
Bowie Resource Holdings LLC, 1st Lien Term Loan, 6.75%, 8/14/20		175	163,109
Citgo Petroleum Corp., Term Loan B, 4.50%, 7/29/21		25	24,622
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/25/21		207	159,176
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		354	309,466
McDermott Finance LLC, Term Loan B, 1.00%, 4/16/19		21	20,553
Navios Maritime Midstream Partners LP, Term Loan B, 5.50%, 5/28/20		135	133,994
Peabody Energy Corp., Term Loan B, 4.25%, 9/24/20		168	123,227
TI Group Automotive Systems LLC, 2015 Term Loan, 4.50%, 6/24/22		23	22,453
UTEX Industries, Inc., 2014 1st Lien Term Loan, 5.00%, 5/22/21		347	296,266

			1,301,254
Paper & Forest Products — 0.1%
Appvion, Inc., Term Loan, 5.75%, 6/28/19		172	161,252
Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		522	488,326

FDP SERIES, INC.	AUGUST 31, 2015	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 6/11/22	USD	155	$154,520
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.20%, 2/27/21		180	179,342
Valeant Pharmaceuticals International, Inc.:
Series D2 Term Loan B, 3.50%, 2/13/19		130	129,525
Term Loan B F1, 4.00%, 4/01/22		366	366,139

			829,526
Professional Services — 0.0%
TransUnion LLC, Term Loan B2, 3.75%, 4/09/21		29	28,920
Semiconductors & Semiconductor Equipment — 0.0%
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.50%, 5/07/21		61	60,933
Specialty Retail — 0.3%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.25%, 8/21/22		369	360,692
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		296	276,110
The The Men’s Wearhouse, Inc., Term Loan B, 4.50%, 6/18/21		89	89,481

			726,283
Technology Hardware, Storage & Peripherals — 0.0%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		28	28,120
Transportation — 0.1%
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19		207	205,924
Total Floating Rate Loan Interests — 5.4%			13,218,528

Foreign Agency Obligations
Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17 (c)	BRL	1,200	314,710
Export-Import Bank of Korea:
1.25%, 11/20/15	USD	200	200,158
2.25%, 1/21/20		800	792,303
Hungary Government Bond:
5.50%, 12/22/16	HUF	149,300	565,681
6.75%, 11/24/17		890	3,554
5.50%, 12/20/18		52,860	208,219
6.00%, 1/11/19	EUR	120	155,530
Foreign Agency Obligations	Par (000)		Value
Hungary Government Bond (concluded):
3.88%, 2/24/20	EUR	40	$49,689
7.50%, 11/12/20	HUF	190	834
7.00%, 6/24/22		190	831
6.00%, 11/24/23		250	1,052
Iceland Government International Bond, 2.50%, 7/15/20	EUR	100	116,676
Ireland Government Bond:
4.50%, 4/18/20		113	150,337
5.00%, 10/18/20		186	255,916
5.40%, 3/13/25		201	304,912
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24		550	646,993
Korea Monetary Stabilization Bond:
2.81%, 10/02/15	KRW	60,000	50,785
2.79%, 6/02/16		1,000,000	853,217
2.07%, 12/02/16		900,000	765,100
Korea Treasury Bond:
2.75%, 12/10/15		250,830	212,767
2.75%, 6/10/16		100,000	85,298
3.00%, 12/10/16		2,045,500	1,759,218
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	310	370,481
Malaysia Government Bond:
4.72%, 9/30/15	MYR	709	169,001
3.20%, 10/15/15		855	203,606
3.17%, 7/15/16		2,500	596,657
4.26%, 9/15/16		1,000	241,040
4.24%, 2/07/18		2,250	542,692
Mexican Bonos (d):
8.00%, 12/17/15	MXN	4,948	299,924
6.25%, 6/16/16		18,907	1,153,816
7.25%, 12/15/16		21,721	1,352,727
New Zealand Government Bond, 3.00%, 4/15/20	NZD	4,300	2,761,726
Poland Government Bond:
6.25%, 10/24/15	PLN	535	142,606
0.00%, 1/25/16 (e)		375	98,369
5.00%, 4/25/16		1,735	467,758
1.79%, 1/25/17 (a)		376	99,578
1.79%, 1/25/21 (a)		381	99,156
Portugal Government International Bond, 5.13%, 10/15/24 (b)	USD	600	631,212
Republic of Hungary:
3.50%, 7/18/16	EUR	20	23,050
4.38%, 7/04/17		45	53,748
5.75%, 6/11/18		95	119,953
Republic of Serbia, 4.88%, 2/25/20 (b)	USD	300	302,835

8	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Singapore Government Bond, 1.13%, 4/01/16	SGD	700	$496,332
Spain Government Bond, 2.75%, 10/31/24 (b)	EUR	550	655,195
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	142,000
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320	349,200
Total Foreign Agency Obligations — 7.8%			18,866,442

Municipal Bonds
City of Chicago Illinois, GO, Series B:
Build America Bonds, 7.52%, 1/01/40		90	85,583
Taxable Project, 6.03%, 1/01/42		130	102,359
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46		160	177,960
Coachella Valley Unified School District, GO, Series D, AGM, 5.00%, 8/01/37		230	251,765
Colorado Independent School District, GO (PSF-GTD), 5.00%, 8/15/38		200	225,406
Commonwealth of Massachusetts, GO, Series A, 4.50%, 12/01/43		160	170,662
County of Nassau New York, GO, Series B:
5.00%, 4/01/39		270	298,466
5.00%, 4/01/43		270	297,518
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50	55,608
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	305,070
Industry Public Facilities Authority, Refunding, Tax Allocation Bonds, 4.29%, 1/01/23		400	406,120
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	121,121
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800	928,288
Municipal Bonds	Par (000)		Value
Port Authority of New York & New Jersey, RB, 4.82%, 6/01/45	USD	700	$701,736
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	247,537
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		425	167,875
State of Arkansas, GO, 3.25%, 6/15/22		470	504,427
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	249,806
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	227,474
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150	164,979
University of California, Refunding RB, Series J, 4.13%, 5/15/45		450	426,353
Total Municipal Bonds — 2.5%			6,116,113

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 1.98%, 10/25/34 (a)		168	165,250
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.08%, 11/25/34 (a)		69	66,125
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (a)(b)		123	123,046
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-6, Class 3A1, 5.00%, 9/25/19		69	71,628
Series 2005-C5, Class C, 5.10%, 8/15/38 (a)		1,000	998,856
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.46%, 3/26/36 (a)(b)		204	205,314
Granite Master Issuer PLC (a):
Series 2005-1, Class A6, 0.75%, 12/20/54	GBP	76	115,478
Series 2007-1, Class 5A1, 0.73%, 12/20/54		163	249,383

FDP SERIES, INC.	AUGUST 31, 2015	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.70%, 7/25/34 (a)	USD	88	$88,150
Series 2004-W, Class A9, 2.63%, 11/25/34 (a)		122	124,448
Series 2007-3, Class 3A1, 5.50%, 4/25/22		23	23,930

			2,231,608
Commercial Mortgage-Backed Securities — 6.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.73%, 6/10/49 (a)		735	777,841
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	742,913
Class AM, 5.68%, 7/10/46		500	517,224
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class E, 5.26%, 10/12/42 (a)		800	799,374
Bear Stearns Commercial Mortgage Securities Trust (a):
Series 2006-PW11, Class AJ, 5.60%, 3/11/39		694	701,746
Series 2006-PW12, Class AJ, 5.94%, 9/11/38		112	113,503
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		640	648,593
Series 2007-PW16, Class AM, 5.90%, 6/11/40		950	1,000,707
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		155	153,965
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.69%, 10/15/48		615	583,992
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.54%, 4/20/50 (b)		880	872,558
Commercial Mortgage Trust, Series 2005-GG5, Class AJ, 5.50%, 4/10/37 (a)		860	861,039
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (b)		730	731,713
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	142,560
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.01%, 7/10/38 (a)	USD	640	$633,856
Series 2006-GG7, Class AM, 6.01%, 7/10/38 (a)		190	195,001
Series 2007-GG9, Class A4, 5.44%, 3/10/39		777	810,424
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)		210	151,677
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	712,905
Series 2006-LDP7, Class AJ, 6.09%, 4/15/45 (a)		640	627,606
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.05%, 6/15/38 (a)		790	807,864
Morgan Stanley Capital I Trust (a):
Series 2006-HQ8, Class AJ, 5.66%, 3/12/44		260	261,964
Series 2007-IQ16, Class AM, 6.28%, 12/12/49		850	915,645
Talisman Finance PLC, Series 6, Class A, 0.16%, 10/22/16 (a)	EUR	15	16,538
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AJ, 5.90%, 5/15/43 (a)	USD	600	607,730
			14,388,938
Total Non-Agency Mortgage-Backed Securities — 6.9%			16,620,546

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae, 5.38%, 6/12/17		1,000	1,080,670
Freddie Mac, 6.25%, 7/15/32		800	1,118,478

			2,199,148
Collateralized Mortgage Obligations — 0.9%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.45%, 2/25/37 (a)		355	354,014
Freddie Mac, Class M3 (a):
Series 2015-DNA1, 3.50%, 10/25/27		250	236,853

10	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Freddie Mac, Class M3 (a) (concluded):
Series 2014-DN1, 4.70%, 2/25/24	USD	550	$549,254
Series 2014-DN4, 4.75%, 10/25/24		250	250,303
Series 2015-HQ1, 4.00%, 3/25/25		250	243,595
Series 2015-DN1, 4.35%, 1/25/25		500	499,693

			2,133,712
Mortgage-Backed Securities — 17.0%
Fannie Mae Mortgage-Backed Securities:
1.50%, 5/01/33 (a)		12	12,125
1.75%, 10/01/32 (a)		76	79,240
1.94%, 9/01/34 (a)		307	324,994
2.05%, 4/01/35 (a)		163	172,183
2.19%, 4/01/35 (a)		18	18,891
3.50%, 9/01/45 (f)		8,400	8,713,097
4.00%, 9/01/45 — 10/01/45 (f)		8,825	9,363,008
4.50%, 10/01/45 (f)		7,100	7,683,531
5.00%, 8/01/35 — 4/01/37		201	221,574
5.50%, 11/01/34 — 3/01/36		1,524	1,728,564
6.00%, 6/01/21 — 9/01/38		588	663,490
6.50%, 1/01/36		41	47,094
Freddie Mac Mortgage-Backed Securities:
1.91%, 11/01/27 (a)		154	158,924
2.49%, 9/01/32 (a)		10	10,842
2.59%, 4/01/32 (a)		46	48,917
3.50%, 9/01/45 (f)		3,200	3,312,657
4.00%, 10/01/45 (f)		1,900	2,010,994
4.50%, 9/01/20		21	22,437
5.00%, 7/01/23 — 2/01/39		781	854,844
5.50%, 11/01/37		4	4,885
6.00%, 10/01/21 — 4/01/38		75	80,858
6.50%, 9/01/38		8	9,482
Ginnie Mae Mortgage-Backed Securities:
3.50%, 9/01/45 (f)		5,400	5,629,711
6.50%, 12/20/37 — 7/15/38		158	180,339

			41,352,681
Total U.S. Government Sponsored Agency Securities — 18.8%			45,685,541
U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds:
3.50%, 2/15/39	USD	100	$111,354
4.63%, 2/15/40		800	1,049,552
3.88%, 8/15/40		2,000	2,355,182
4.38%, 5/15/41		100	127,478
3.13%, 11/15/41		100	104,119
3.13%, 2/15/42		100	103,949
3.00%, 5/15/42		100	101,340
2.88%, 5/15/43		3,300	3,251,444
U.S. Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,202	1,200,582
0.13%, 4/15/16		1,622	1,605,955
Total U.S. Treasury Obligations — 4.1%			10,010,955

Investment Companies — 1.2%	Shares
PowerShares Senior Loan Portfolio		125,100	2,924,838

Other Interests — 0.0%		Beneficial Interest (000)
General Motors II (g)	USD	7	—

Preferred Securities
Capital Trusts	Par (000)
Banks — 0.9%
HSBC Holdings PLC, 6.38% (a)(h)		400	397,500
Wachovia Capital Trust III, 5.57% (a)(h)		1,000	986,000
Wells Fargo & Co., Series U, 5.88% (a)(h)		700	716,625

			2,100,125
Capital Markets — 0.1%
The Goldman Sachs Group, Inc., Series M, 5.38% (a)(h)		300	293,812
Diversified Financial Services — 0.6%
Bank of America Corp., Series M, 8.13% (a)(h)		300	316,875
JPMorgan Chase & Co., Series V, 5.00% (a)(h)		500	487,500

FDP SERIES, INC.	AUGUST 31, 2015	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase & Co., Series X, 6.10% (a)(h)	USD	600	$599,058

			1,403,433
Electric Utilities — 0.2%
Electricite de France SA, 5.25% (a)(b)(h)		500	505,000
Insurance — 0.4%
The Allstate Corp, 5.75%, 8/15/53 (a)		250	257,500
MetLife, Inc., 5.25% (a)(h)		100	99,500
MetLife, Inc., 6.40%, 12/15/66		600	659,250

			1,016,250
Oil, Gas & Consumable Fuels — 0.0%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)		100	106,750
Total Capital Trusts — 2.2%			5,425,370
Preferred Stock — 0.3%
Banks — 0.3%
US Bancorp, 6.00% (a)		24,000	639,600
Total Preferred Securities — 2.5%			6,064,970
Total Long-Term Investments (Cost — $222,942,910) — 89.6%			217,579,875
Short-Term Securities	Par (000)		Value
U.S. Treasury Obligations
U.S. Treasury Bills (i):
0.07%, 11/05/15	USD	25,000	$24,999,550
0.08%, 11/12/15		15,000	14,999,850
Total U.S. Treasury Obligations — 16.5%			39,999,400
Total Short-Term Securities (Cost — $39,994,425) — 16.5%			39,999,400
Options Purchased (Cost — $2,130,511) — 0.8%			1,998,635
Total Investments Before Options Written (Cost — $265,067,846) — 106.9%			259,577,910
Options Written (Premiums Received — $5,059) — (0.0)%			(6,637)
Total Investments, Net of Options Written (Cost — $265,062,787*) — 106.9%			259,571,273
Liabilities in Excess of Other Assets — (6.9)%			(16,663,799)

Net Assets — 100.0%			$242,907,474

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$265,052,331

Gross unrealized appreciation	$3,664,513
Gross unrealized depreciation	(9,145,571)

Net unrealized depreciation	$(5,481,058)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(d)	Security trades in units with each unit equal to a par amount of MXN 100.

(e)	Zero-coupon bond.

(f)	Represents or includes a TBA transaction. Unsettled TBA transactions as of August 31, 2015 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$6,692,719	$7,094
Goldman Sachs & Co.	$8,300,000	$(307)
J.P. Morgan Securities LLC	$7,683,531	$(2,219)
Morgan Stanley & Co. LLC	$2,010,994	$(260)
Wells Fargo Securities, LLC	$12,025,754	$77,816

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Rates shown are discount rates or a range of discount rates at the time of purchase.

12	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Portfolio Abbreviations

ABS	Asset-Backed Security
AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EDA	Economic Development Authority
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SGD	Singapore Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of August 31, 2015

Financial Futures Contracts

Contracts Long (Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
32	10-Year Australian T-Bond	Sydney Future Exchange	September 2015	USD	2,933,190	$73,953
15	Euro-Bund	Eurex Mercantile	September 2015	USD	2,576,850	36,266
(16)	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	USD	3,495,500	4,961
30	5-Year Canadian Government	Montreal	December 2015	USD	2,830,800	(12,033)
(104)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2015	USD	12,421,500	32,946
Total						$136,093

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	95,894	USD	106,701	Deutsche Bank AG	9/17/15	$929
EUR	1,300,000	USD	1,441,401	Deutsche Bank AG	9/17/15	17,710
EUR	47,248	USD	52,587	JPMorgan Chase Bank N.A.	9/17/15	444
GBP	250,000	USD	388,950	Deutsche Bank AG	9/17/15	(5,359)

FDP SERIES, INC.	AUGUST 31,2015	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SGD	131,569	USD	96,856	Deutsche Bank AG	9/17/15	$(3,679)
SGD	131,000	USD	96,504	HSBC Bank PLC	9/17/15	(3,731)
USD	575,822	EUR	506,529	Deutsche Bank AG	9/17/15	7,298
USD	114,328	EUR	101,797	Deutsche Bank AG	9/17/15	72
USD	331,594	EUR	304,774	Deutsche Bank AG	9/17/15	(10,482)
USD	109,324	EUR	101,857	Deutsche Bank AG	9/17/15	(5,000)
USD	450,000	EUR	415,167	Deutsche Bank AG	9/17/15	(15,981)
USD	53,739	EUR	47,248	JPMorgan Chase Bank N.A.	9/17/15	708
USD	390,350	GBP	250,000	Deutsche Bank AG	9/17/15	6,759
PHP	12,276,300	USD	272,989	JPMorgan Chase Bank N.A.	10/22/15	(11,676)
USD	179,257	EUR	159,652	Barclays Bank PLC	10/22/15	(33)
USD	74,219	EUR	66,164	Citibank N.A.	10/22/15	(84)
USD	369,479	EUR	330,039	Deutsche Bank AG	10/22/15	(1,158)
USD	404,083	EUR	360,715	Deutsche Bank AG	10/22/15	(1,002)
USD	82,989	EUR	74,000	JPMorgan Chase Bank N.A.	10/22/15	(114)
AUD	335,000	USD	245,187	Deutsche Bank AG	12/17/15	(8,039)
SGD	823,234	USD	610,866	Morgan Stanley & Co.LLC	12/17/15	(29,856)
USD	17,415	EUR	15,341	Barclays Bank PLC	12/17/15	170
USD	128,036	EUR	112,766	Deutsche Bank AG	12/17/15	1,271
USD	3,571,754	EUR	3,145,756	Deutsche Bank AG	12/17/15	35,459
USD	123,021	EUR	109,303	Deutsche Bank AG	12/17/15	148
USD	116,674	EUR	102,778	JPMorgan Chase Bank N.A.	12/17/15	1,136
USD	2,865,406	NZD	4,378,342	Deutsche Bank AG	1/11/16	115,747
USD	240,574	NZD	370,000	Deutsche Bank AG	1/11/16	8,209
SGD	139,935	USD	101,801	Deutsche Bank AG	1/14/16	(3,103)
SGD	174,000	USD	126,536	HSBC Bank PLC	1/14/16	(3,812)
SGD	108,000	USD	78,528	JPMorgan Chase Bank N.A.	1/14/16	(2,355)
USD	40,197	EUR	36,980	Barclays Bank PLC	1/14/16	(1,397)
USD	2,644,458	EUR	2,430,345	Deutsche Bank AG	1/14/16	(89,141)
USD	90,248	EUR	82,955	JPMorgan Chase Bank N.A.	1/14/16	(3,058)
USD	610,856	MYR	2,370,000	Deutsche Bank AG	1/14/16	46,146
DKK	6,180,000	USD	964,179	Deutsche Bank AG	1/15/16	(31,990)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	72,367
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	76,311
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	34,530
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	14,137
USD	1,842,408	DKK	12,018,025	Royal Bank of Scotland PLC	2/17/16	28,036
USD	203,039	EUR	182,000	Deutsche Bank AG	2/22/16	(1,830)
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	42,346
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	32,106
JPY	61,450,000	USD	499,630	JPMorgan Chase Bank N.A.	9/02/16	11,725
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	184,209
Total						$505,093

14	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

OTC options purchased

Description	Put/ Call	Counterparty	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	USD	1.31	11/12/15	USD	820	$18,568
USD Currency	Call	Citigroup, Inc.	JPY	113.00	12/11/15	USD	13,300	928,273
AUD Currency	Put	Citigroup, Inc.	USD	0.85	10/28/15	AUD	700	99,003
NZD Currency	Put	Citigroup, Inc.	USD	0.74	10/28/15	NZD	670	71,496
EUR Currency	Put	Citibank, N.A.	USD	1.22	11/05/15	EUR	8,000	794,977
AUD Currency	Put	Citigroup, Inc.	USD	0.79	2/04/16	AUD	1,000	86,318
Total								$1,998,635

OTC options written

Description	Put/ Call	Counterparty	Strike Price		Expiration Date	Notional Amount (000)		Value
USD Currency	Call	JPMorgan Chase Bank N.A.	USD	1.36	11/12/15	USD	820	$(6,637)

Centrally Cleared Credit Default Swaps — Sold Protection

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Markit CDX North America Index, Series 24 Version 1	1.00%	Intercontinental Exchange	6/20/25	AA	USD	1,250	$13,332
[1] Using S&P’s rating of the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
International Lease Finance Corp.	5.00%	Deutsche Bank AG	9/20/15	USD	2,000	$(4,852)	$(4,692)	$(160)
DISH DBS Corp.	5.00%	Goldman Sachs International	3/20/16	USD	2,500	(53,857)	(53,846)	(11)
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(27,313)	(21,443)	(5,870)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(40,159)	(36,517)	(3,642)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(40,159)	(35,189)	(4,970)
PPL Energy Supply LLC	5.00%	Morgan Stanley & Co. LLC	6/20/16	USD	600	(20,898)	(20,586)	(312)
PPL Energy Supply LLC	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	600	(20,898)	(20,632)	(266)

FDP SERIES, INC.	AUGUST 31, 2015	15

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

OTC Credit Default Swaps — Buy Protection (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/16	USD	400	(21,979)	(15,775)	$(6,204)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/20/17	USD	250	(15,439)	(14,196)	(1,243)
International Lease Finance Corp.	5.00%	Goldman Sachs International	3/20/17	USD	250	(15,439)	(14,240)	(1,199)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(67,877)	(44,489)	(23,388)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(101,564)	(84,884)	(16,680)
Alcatel-Lucent USA, Inc.	5.00%	Goldman Sachs International	9/20/17	USD	1,000	(91,317)	(60,859)	(30,458)
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(8,826)	6,761	(15,587)
Sprint Communication, Inc.	5.00%	Goldman Sachs International	9/20/17	USD	500	(25,287)	(20,610)	(4,677)
Alcatel-Lucent USA, Inc.	5.00%	Barclays Capital, Inc.	9/20/17	USD	500	(45,659)	(45,590)	(69)
Toys R US, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	300	100,106	67,315	32,791
Toys R US, Inc.	5.00%	Goldman Sachs International	12/20/18	USD	200	66,737	42,165	24,572
Tenet Healthcare Corp.	5.00%	Goldman Sachs International	3/20/19	USD	400	(33,909)	(40,694)	6,785
Lennar Corp.	5.00%	Citibank N.A.	9/20/19	USD	200	(27,655)	(18,295)	(9,360)
Lenar Corp.	5.00%	Citibank N.A.	12/20/19	USD	300	(42,323)	(32,553)	(9,770)
Total						$(538,567)	$(468,849)	$(69,718)

OTC Credit Default Swaps — Sold Protection

Issuer/Index	Receive Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	700	$8,826	$(6,761)	$15,587
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	B+	USD	376	13,521	2,375	11,146
Markit LCDX North America Index, Series 19	2.50%	Barclays Capital, Inc.	12/20/17	B+	USD	376	13,521	2,384	11,137
iHeartCommunications, Inc.	5.00%	Barclays Capital, Inc.	6/20/18	CCC+	USD	250	(95,161)	(49,663)	(45,498)

16	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

OTC Credit Default Swaps — Sold Protection (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit LCDX North America Index, Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	B+	USD	294	9,626	7,490	$2,136
Tenet Healthcare Corp.	5.00%	Barclays Capital, Inc.	12/20/18	B	USD	400	35,287	17,730	17,557
Anadarko Petroleum Corp.	1.00%	Barclays Capital, Inc.	9/20/19	BBB	USD	500	194	9,524	(9,330)
Beazer Homes USA, Inc.	5.00%	Citibank N.A	9/20/19	B	USD	200	4,501	3,303	1,198
Portugal Republic	1.00%	Deutsche Bank AG	9/20/19	BB	USD	450	(6,744)	(19,251)	12,507
Tate & Lyle International Finance PLC	1.00%	Citibank N.A.	9/20/19	BBB	EUR	350	3,908	6,435	(2,527)
Poland Republic	1.00%	Goldman Sachs International	12/20/19	BB+	USD	400	6,576	5,977	599
Beazer Homes USA, Inc.	5.00%	Citibank N.A.	12/20/19	B	USD	300	4,198	7,292	(3,094)
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	3/20/20	BBB+	USD	800	619	(10,138)	10,757
Markit MCDX North America Index, Series 24	1.00%	Citibank N.A.	6/20/20	AA+	USD	500	(95)	1,072	(1,167)
Markit MCDX North America Index, Series 24	1.00%	Citibank N.A.	6/20/20	AA+	USD	220	(42)	94	(136)
United Mexican States	1.00%	Citibank N.A.	6/20/20	BBB+	USD	400	(6,955)	(4,598)	(2,357)
EDF SA 1%	1.00%	Barclays Capital, Inc.	9/20/20	A+	EUR	500	11,398	13,062	(1,664)
GDF SUEZ 1%	1.00%	Barclays Capital, Inc.	9/20/20	A+	EUR	500	15,194	16,131	(937)
ORANGE SA 1%	1.00%	Citibank N.A.	9/20/20	BBB+	EUR	500	9,507	10,571	(1,064)
Berkshire Hathaway, Inc.	1.00%	Citibank N.A.	3/20/22	AA	USD	750	8,377	8,504	(127)
Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BBB	USD	500	(137,941)	(27,278)	(110,663)
Markit MCDX North America Index, Series 24	1.00%	Goldman Sachs International	6/20/25	AA+	USD	700	(21,998)	(21,921)	(77)
Total							$(123,683)	$(27,666)	$(96,017)

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

FDP SERIES, INC.	AUGUST 31, 2015	17

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of August 31, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	—	$13,014,013	—	$13,014,013
Corporate Bonds	—	85,057,929	—	85,057,929
Floating Rate Loan Interests	—	12,061,804	$1,156,724	13,218,528
Foreign Agency Obligations	—	18,866,442	—	18,866,442
Municipal Bonds	—	6,116,113	—	6,116,113
Non-Agency Mortgage-Backed Securities	—	16,620,546	—	16,620,546
U.S. Government Sponsored Agency Securities	—	45,685,541	—	45,685,541
U.S. Treasury Obligations	—	50,010,355	—	50,010,355
Investment Companies	$2,924,838	—	—	2,924,838
Preferred Securities	639,600	5,425,370	—	6,064,970
Options Purchased	—	1,998,635	—	1,998,635
Liabilities:
Unfunded Floating Rate Interests			(8,530)	(8,530)

Total	$3,564,438	$254,856,748	$1,148,194	$259,569,380

18	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$160,104	—	$160,104
Foreign currency exchange contracts	—	737,973	—	737,973
Interest rate contracts	$148,126	—	—	148,126
Liabilities:
Credit contracts	—	(312,507)	—	(312,507)
Foreign currency exchange contracts	—	(232,880)	—	(232,880)
Interest rate contracts	(12,033)	(6,637)		(18,670)

Total	$136,093	$346,053	—	$482,146

[1] Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$336,093	—	—	$336,093
Cash pledged for financial futures contracts	232,937	—	—	232,937
Cash pledged for centrally cleared swaps	47,228	—	—	47,228
Cash pledged for OTC derivatives	410,000	—	—	410,000
Liabilities:
Bank overdraft	—	$(6,400)	—	(6,400)

Total	$1,026,258	$(6,400)	—	$1,019,858

During the period ended August 31, 2015, there were no transfers between levels.

FDP SERIES, INC.	AUGUST 31, 2015	19

Schedule of Investments August 31, 2015 (Unaudited)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.6%
Honeywell International, Inc.	7,962	$790,388
Textron, Inc.	39,862	1,546,645

		2,337,033
Auto Components — 1.7%
Johnson Controls, Inc.	59,788	2,459,678
Automobiles — 1.7%
General Motors Co.	81,486	2,398,948
Banks — 16.3%
Bank of America Corp.	238,163	3,891,583
Citigroup, Inc.	138,851	7,425,751
Citizens Financial Group, Inc.	42,761	1,061,328
Fifth Third Bancorp	105,586	2,103,273
JPMorgan Chase & Co.	84,826	5,437,347
The PNC Financial Services Group, Inc. (a)	500	45,560
U.S. Bancorp	14,230	602,641
Wells Fargo & Co.	54,405	2,901,419

		23,468,902
Beverages — 1.4%
The Coca-Cola Co.	53,160	2,090,251
Capital Markets — 6.2%
The Bank of New York Mellon Corp.	57,003	2,268,719
The Goldman Sachs Group, Inc.	8,907	1,679,860
Morgan Stanley	72,444	2,495,696
State Street Corp.	34,367	2,471,675

		8,915,950
Communications Equipment — 2.0%
Cisco Systems, Inc.	111,290	2,880,185
Consumer Finance — 0.9%
Ally Financial, Inc. (b)	59,463	1,299,861
Diversified Telecommunication Services — 0.7%
Frontier Communications Corp.	204,199	1,035,289
Electric Utilities — 0.5%
FirstEnergy Corp.	21,427	684,807
Electrical Equipment — 1.2%
Emerson Electric Co.	35,801	1,708,424
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	51,431	885,128
Energy Equipment & Services — 3.3%
Halliburton Co.	34,685	1,364,855
Noble Corp. PLC	61,816	804,844

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Weatherford International PLC (b)	258,013	$2,618,832

		4,788,531
Food & Staples Retailing — 1.2%
CVS Health Corp.	6,854	701,850
Wal-Mart Stores, Inc.	16,109	1,042,735

		1,744,585
Food Products — 2.6%
ConAgra Foods, Inc.	61,846	2,577,741
Mondelez International, Inc., Class A	27,055	1,146,050

		3,723,791
Health Care Equipment & Supplies — 0.7%
Medtronic PLC	14,401	1,041,048
Health Care Providers & Services — 1.7%
Anthem, Inc.	9,800	1,382,290
Express Scripts Holding Co. (b)	13,285	1,110,626

		2,492,916
Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	78,070	3,843,386
Household Durables — 0.8%
Newell Rubbermaid, Inc.	29,048	1,223,792
Household Products — 0.4%
Unilever NV — NY Shares	15,522	622,743
Industrial Conglomerates — 2.5%
General Electric Co.	148,050	3,674,601
Insurance — 3.6%
Aflac, Inc.	24,771	1,451,581
The Allstate Corp.	28,555	1,664,185
MetLife, Inc.	42,857	2,147,136

		5,262,902
Internet Software & Services — 1.5%
eBay, Inc. (b)	57,401	1,556,141
Yahoo!, Inc. (b)	18,925	610,142

		2,166,283
IT Services — 0.9%
PayPal Holdings, Inc. (b)	37,752	1,321,320
Leisure Products — 0.3%
Mattel, Inc.	15,789	369,936
Machinery — 1.0%
Caterpillar, Inc.	7,626	582,931

FDP SERIES, INC.	AUGUST 31, 2015	1

Schedule of Investments (continued)	Invesco Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Ingersoll-Rand PLC	14,919	$824,872

		1,407,803
Media — 6.3%
CBS Corp., Class B	13,161	595,404
Comcast Corp., Class A	40,599	2,286,942
Time Warner Cable, Inc.	12,283	2,284,884
Time Warner, Inc.	9,147	650,352
Twenty-First Century Fox, Inc., Class B	59,622	1,649,144
Viacom, Inc., Class B	39,750	1,620,607

		9,087,333
Metals & Mining — 0.6%
Alcoa, Inc.	93,291	881,600
Multi-Utilities — 0.6%
PG&E Corp.	16,318	809,046
Multiline Retail — 2.5%
Kohl’s Corp.	36,973	1,886,732
Target Corp.	21,834	1,696,720

		3,583,452
Oil, Gas & Consumable Fuels — 10.8%
BP PLC — ADR	72,446	2,429,839
Chevron Corp.	16,546	1,340,060
Devon Energy Corp.	32,864	1,401,978
Hess Corp.	14,892	885,329
Murphy Oil Corp.	37,148	1,151,588
Occidental Petroleum Corp.	18,983	1,385,949
QEP Resources, Inc.	65,696	922,372
Royal Dutch Shell PLC — ADR, Class A	52,427	2,774,437
Suncor Energy, Inc.	116,357	3,285,922

		15,577,474
Paper & Forest Products — 0.8%
International Paper Co.	27,523	1,187,342
Common Stocks	Shares	Value
Pharmaceuticals — 9.2%
AbbVie, Inc.	20,990	$1,309,986
GlaxoSmithKline PLC — ADR	13,982	572,283
Merck & Co., Inc.	53,426	2,876,990
Novartis AG, Registered Shares	25,359	2,474,676
Pfizer, Inc.	78,475	2,528,465
Roche Holding AG — ADR	40,041	1,367,601
Sanofi — ADR	43,909	2,148,028

		13,278,029
Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	48,209	1,375,885
Software — 4.1%
Autodesk, Inc. (b)	9,071	424,069
Citrix Systems, Inc. (b)	21,431	1,459,665
Microsoft Corp.	46,836	2,038,303
Symantec Corp.	97,646	2,000,767

		5,922,804
Technology Hardware, Storage & Peripherals — 2.8%
Hewlett-Packard Co.	68,303	1,916,582
NetApp, Inc.	64,233	2,052,887

		3,969,469
Textiles, Apparel & Luxury Goods — 0.3%
Fossil Group, Inc. (b)	7,239	445,778
Total Long-Term Investments (Cost — $112,649,872) — 97.0%		139,966,305
Total Investments (Cost — $112,649,872*) — 97.0%		139,966,305
Other Assets Less Liabilities — 3.0%		4,292,385

Net Assets — 100.0%		$144,258,690

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$113,780,679

Gross unrealized appreciation	$35,283,420
Gross unrealized depreciation	(9,097,794)

Net unrealized appreciation	$26,185,626

Notes to Schedule of Investments

(a)	During the period ended August 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

2	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	Invesco Value FDP Fund

Affiliate	Shares Held at May 31, 2015	Shares Purchased	Shares Sold	Shares Held at August 31, 2015	Value at August 31, 2015	Income	Realized Gain (Loss)
The PNC Financial Services Group, Inc.	500	—	—	500	$45,560	$255	—

(b)	Non-income producing security.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of August 31, 2015

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	494,376	USD	372,675	Canadian Imperial Bank of Commerce	9/18/15	$3,081
CHF	377,478	USD	398,310	Deutsche Bank AG	9/18/15	(7,607)
EUR	909,434	USD	1,039,901	Barclays Bank PLC	9/18/15	(19,144)
GBP	257,040	USD	403,756	Goldman Sachs International	9/18/15	(9,365)
USD	918,367	CAD	1,204,856	Canadian Imperial Bank of Commerce	9/18/15	2,601
USD	646,816	CAD	848,487	Deutsche Bank AG	9/18/15	1,913
USD	646,772	CAD	848,487	Goldman Sachs International	9/18/15	1,869
USD	646,819	CAD	848,487	Royal Bank of Canada	9/18/15	1,916
USD	797,741	CHF	788,368	Canadian Imperial Bank of Commerce	9/18/15	(18,247)
USD	1,032,214	CHF	1,020,323	Deutsche Bank AG	9/18/15	(23,856)
USD	798,242	CHF	788,368	Goldman Sachs International	9/18/15	(17,747)
USD	797,963	CHF	788,367	Royal Bank of Canada	9/18/15	(18,025)
USD	974,989	EUR	882,579	Barclays Bank PLC	9/18/15	(15,625)
USD	974,764	EUR	882,579	Canadian Imperial Bank of Commerce	9/18/15	(15,850)
USD	1,420,368	EUR	1,285,954	Deutsche Bank AG	9/18/15	(22,998)
USD	974,879	EUR	882,579	Goldman Sachs International	9/18/15	(15,736)
USD	974,769	EUR	882,579	Royal Bank of Canada	9/18/15	(15,846)
USD	733,070	GBP	470,792	Canadian Imperial Bank of Commerce	9/18/15	10,708
USD	732,962	GBP	470,792	Deutsche Bank AG	9/18/15	10,599
USD	569,536	GBP	365,793	Goldman Sachs International	9/18/15	8,279

FDP SERIES, INC.	AUGUST 31, 2015	3

Schedule of Investments (continued)	Invesco Value FDP Fund

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	732,825	GBP	470,792	Royal Bank of Canada	9/18/15	$10,463

Total						$(148,617)

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of August 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:	$137,491,629	$2,474,676	—	$139,966,305

Total	$137,491,629	$2,474,676	—	$139,966,305

[1] See above Schedule of Investments for values in each sector.

4	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (concluded)	Invesco Value FDP Fund

Derivatives Financial Instruments2

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	—	$51,429	—	$51,429
Liabilities:
Foreign currency exchange contracts	—	(200,046)		(200,046)

Total	—	$(148,617)	—	$(148,617)

[2] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, foreign currency at value of $55 is categorized as Level 1 within the disclosure hierarchy.

During the period ended August 31, 2015, there were no transfers between levels.

FDP SERIES, INC.	AUGUST 31, 2015	5

Schedule of Investments August 31, 2015 (Unaudited)	Marsico Growth FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.8%
The Boeing Co.	31,480	$4,113,806
Airlines — 2.0%
Delta Air Lines, Inc.	69,037	3,022,440
Automobiles — 1.3%
Tesla Motors, Inc. (a)	7,839	1,952,381
Biotechnology — 8.1%
Celgene Corp. (a)	33,637	3,971,857
Incyte Corp. (a)	15,584	1,810,705
Regeneron Pharmaceuticals, Inc. (a)	4,123	2,117,160
Vertex Pharmaceuticals, Inc. (a)	33,451	4,265,672

		12,165,394
Capital Markets — 3.0%
The Charles Schwab Corp.	147,435	4,479,075
Chemicals — 3.3%
The Sherwin-Williams Co.	19,166	4,902,855
Communications Equipment — 1.2%
Palo Alto Networks, Inc. (a)	10,439	1,714,293
Food & Staples Retailing — 3.1%
CVS Health Corp.	44,599	4,566,938
Health Care Providers & Services — 6.3%
HCA Holdings, Inc. (a)	52,637	4,559,417
UnitedHealth Group, Inc.	41,699	4,824,574

		9,383,991
Hotels, Restaurants & Leisure — 7.1%
Chipotle Mexican Grill, Inc. (a)	4,889	3,471,239
Royal Caribbean Cruises Ltd.	20,008	1,763,905
Starbucks Corp.	97,280	5,322,189

		10,557,333
Internet & Catalog Retail — 6.2%
Alibaba Group Holding Ltd. — SP ADR (a)	47,386	3,133,163
Amazon.com, Inc. (a)	5,898	3,025,025
The Priceline Group, Inc. (a)	2,527	3,155,313

		9,313,501
Internet Software & Services — 11.1%
Facebook, Inc., Class A (a)	103,844	9,286,769
Google, Inc., Class A (a)	11,224	7,271,132

		16,557,901
IT Services — 5.5%
FleetCor Technologies, Inc. (a)	20,271	3,023,622
Common Stocks	Shares	Value
IT Services (concluded)
Visa, Inc., Class A	73,813	$5,262,867

		8,286,489
Life Sciences Tools & Services — 3.2%
Illumina, Inc. (a)	24,518	4,845,002
Media — 4.1%
The Walt Disney Co.	60,157	6,128,795
Multiline Retail — 3.0%
Dollar Tree, Inc. (a)	58,740	4,479,512
Pharmaceuticals — 6.7%
Allergan PLC (a)	16,372	4,972,832
Pacira Pharmaceuticals, Inc. (a)	38,204	2,198,640
Zoetis, Inc.	64,407	2,889,942

		10,061,414
Semiconductors & Semiconductor Equipment — 1.0%
NXP Semiconductor NV (a)	18,162	1,537,413
Software — 5.0%
Electronic Arts, Inc. (a)	44,232	2,925,947
Salesforce.com, Inc. (a)	66,146	4,587,886

		7,513,833
Specialty Retail — 1.1%
Signet Jewelers Ltd.	11,737	1,619,706
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	44,794	5,050,971
Textiles, Apparel & Luxury Goods — 4.7%
Lululemon Athletica, Inc. (a)	29,847	1,910,507
NIKE, Inc., Class B	45,763	5,114,015

		7,024,522
Total Long-Term Investments (Cost — $122,433,329) — 93.2%		139,277,565
Total Investments (Cost — $122,433,329*) — 93.2%		139,277,565
Other Assets Less Liabilities — 6.8%		10,187,353

Net Assets — 100.0%		$149,464,918

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$122,466,936

Gross unrealized appreciation	$20,982,122
Gross unrealized depreciation	(4,171,493)

Net unrealized appreciation	$16,810,629

FDP SERIES, INC.	AUGUST 31, 2015	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund

Portfolio Abbreviation

ADR	American Depositary Receipts

Notes to Schedule of Investments

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of August 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$139,277,565	—	—	$139,277,565

Total	$139,277,565	—	—	$139,277,565

[1] See above Schedule of Investments for values in each sector.

During the period ended August 31, 2015, there were no transfers between levels.

2	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments August 31, 2015 (Unaudited)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.6%
APA Group (a)	166,365	$1,037,577
Iluka Resources Ltd.	158,839	838,977
Oil Search Ltd.	130,853	636,129
Orica Ltd.	90,773	1,024,258
Westpac Banking Corp.	109,886	2,440,060

		5,977,001
Belgium — 0.9%
KBC Groep NV	23,682	1,564,957
Bermuda — 0.5%
Hiscox Ltd.	57,501	787,905
Brazil — 0.4%
Gerdau SA — ADR	192,071	284,265
M Dias Branco SA	21,823	380,901

		665,166
Canada — 1.7%
Enbridge, Inc.	21,800	900,932
Valeant Pharmaceuticals International, Inc. (b)	8,376	1,931,505

		2,832,437
China — 0.4%
Alibaba Group Holding Ltd. — SP ADR (b)	11,339	749,735
Denmark — 0.4%
TDC A/S	106,454	673,036
France — 9.0%
BNP Paribas SA	37,761	2,378,588
Danone SA	45,794	2,837,098
Dassault Systemes SA	8,239	570,821
GDF Suez	83,870	1,497,916
L’Oreal SA	13,865	2,371,170
Legrand SA	10,209	587,810
LVMH Moet Hennessy Louis Vuitton SA	10,757	1,790,394
Schneider Electric SE	42,380	2,671,247
Technip SA	8,496	462,603

		15,167,647
Germany — 7.1%
Bayer AG, Registered Shares	25,394	3,432,154
Brenntag AG	10,665	592,410
Deutsche Wohnen AG, Bearer Shares	22,548	593,308
Infineon Technologies AG	99,924	1,090,289
Linde AG	14,472	2,511,494
Siemens AG, Registered Shares	25,995	2,576,702
Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	17,776	$1,070,114

		11,866,471
Greece — 0.3%
Hellenic Telecommunications Organization SA	55,146	504,716
Hong Kong — 4.3%
AIA Group Ltd.	454,600	2,511,707
BOC Hong Kong Holdings Ltd.	251,500	849,864
Cheung Kong Property Holdings, Ltd. (b)	84,500	595,167
China Resources Gas Group Ltd.	356,000	941,777
CK Hutchison Holdings Ltd.	121,500	1,618,278
Esprit Holdings Ltd.	372,000	312,084
Global Brands Group Holding Ltd. (b)	2,132,000	403,870

		7,232,747
India — 1.0%
HDFC Bank Ltd. — ADR	17,888	1,019,437
Reliance Industries Ltd.	52,904	680,877

		1,700,314
Italy — 1.8%
Enel SpA	196,801	884,965
Intesa Sanpaolo SpA	573,667	2,087,206

		2,972,171
Japan — 20.3%
ABC-Mart, Inc.	6,100	369,357
AEON Financial Service Co. Ltd.	37,100	840,104
Denso Corp.	67,000	2,989,377
Honda Motor Co. Ltd.	75,900	2,387,364
Inpex Corp.	64,300	651,757
Japan Tobacco, Inc.	68,000	2,416,679
JSR Corp.	141,000	2,210,443
KDDI Corp.	94,100	2,334,985
Kubota Corp.	140,000	2,179,051
Mitsubishi Corp.	51,100	949,343
Mitsubishi UFJ Financial Group, Inc.	405,700	2,676,071
Nomura Research Institute Ltd.	27,000	1,093,545
Ryohin Keikaku Co. Ltd.	1,000	221,940
Santen Pharmaceutical Co. Ltd.	136,200	2,130,989
Softbank Corp.	23,100	1,344,034
Sony Financial Holdings, Inc.	52,200	976,318
Sumitomo Mitsui Financial Group, Inc.	60,900	2,485,722
Sundrug Co. Ltd.	21,400	1,202,585
Terumo Corp.	41,600	1,134,648
Tokyo Gas Co. Ltd.	221,000	1,207,425

FDP SERIES, INC.	AUGUST 31, 2015	1

Schedule of Investments (continued)	MFS Research International FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Japan (concluded)
Yamato Holdings Co. Ltd.	113,200	$2,203,875

		34,005,612
Netherlands — 5.4%
Akzo Nobel NV	37,790	2,552,009
ING Groep NV CVA	164,689	2,523,436
Reed Elsevier NV	145,511	2,237,415
Royal Dutch Shell PLC, Class A	66,801	1,740,318

		9,053,178
Philippines — 0.2%
Philippine Long Distance Telephone Co.	7,335	393,641
Portugal — 0.3%
Galp Energia SGPS SA	56,131	592,250
Russia — 0.4%
Mobile Telesystems OJSC (b)	71,466	254,767
Sberbank of Russia — ADR	69,016	342,319

		597,086
Singapore — 0.6%
DBS Group Holdings Ltd.	82,400	1,038,596
Spain — 0.4%
Amadeus IT Holding SA, Class A	15,810	658,810
Sweden — 2.7%
Atlas Copco AB, A Shares (b)	96,833	2,438,151
Hennes & Mauritz AB, Class B	28,348	1,088,499
Telefonaktiebolaget LM Ericsson, Class B	96,110	936,822

		4,463,472
Switzerland — 14.9%
Julius Baer Group Ltd. (b)	23,548	1,144,555
Nestle SA, Registered Shares	76,127	5,608,039
Novartis AG, Registered Shares	58,429	5,701,836
Roche Holding AG	20,531	5,589,039
Schindler Holding AG, Participation Certificates	12,928	1,979,809
UBS Group AG (b)	134,574	2,783,748
Zurich Insurance Group AG (b)	8,247	2,264,324

		25,071,350
Taiwan — 1.9%
MediaTek, Inc.	146,000	1,126,513
Common Stocks	Shares	Value
Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	523,439	$2,036,600

		3,163,113
Thailand — 0.3%
Kasikornbank PCL — NVDR	93,700	471,328
United Kingdom — 17.9%
Barclays PLC	571,286	2,270,181
BG Group PLC	136,915	2,078,037
BT Group PLC	162,696	1,085,375
Burberry Group PLC	32,186	691,700
Cairn Energy PLC (b)	127,788	295,372
Centrica PLC	200,199	741,284
Compass Group PLC	75,978	1,198,369
GKN PLC	380,542	1,689,852
HSBC Holdings PLC	436,918	3,453,253
Lloyds Banking Group PLC	2,243,991	2,644,941
Prudential PLC	40,317	870,135
Reckitt Benckiser Group PLC	30,628	2,683,453
Rio Tinto PLC	91,628	3,345,396
Sky PLC	46,296	737,414
Stagecoach Group PLC	84,951	473,067
Vodafone Group PLC	530,797	1,827,767
Whitbread PLC	29,718	2,170,284
WPP PLC	90,296	1,858,766

		30,114,646
United States — 2.4%
Cognizant Technology Solutions Corp., Class A (b)	30,846	1,941,447
Mastercard, Inc., Class A	15,030	1,388,321
Yum! Brands, Inc.	8,171	651,801

		3,981,569
Total Long-Term Investments (Cost — $149,030,127) — 99.1%		166,298,954
Total Investments (Cost — $149,030,127) — 99.1%		166,298,954
Other Assets Less Liabilities — 0.9%		1,589,540

Net Assets — 100.0%		$167,888,494

*	As of August 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$151,463,943

Gross unrealized appreciation	$30,645,171
Gross unrealized depreciation	(15,810,160)

Net unrealized appreciation	$14,835,011

2	FDP SERIES, INC.	AUGUST 31, 2015

Schedule of Investments (continued)	MFS Research International FDP Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of August 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including The Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of August 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$5,977,001	—	$5,977,001
Belgium	—	1,564,957	—	1,564,957
Bermuda	—	787,905	—	787,905
Brazil	$665,166	—	—	665,166

FDP SERIES, INC.	AUGUST 31, 2015	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Canada	2,832,437	—	—	2,832,437
China	749,735	—	—	749,735
Denmark	—	673,036	—	673,036
France	—	15,167,647	—	15,167,647
Germany	—	11,866,471	—	11,866,471
Greece	—	504,716	—	504,716
Hong Kong	—	7,232,747	—	7,232,747
India	1,019,437	680,877	—	1,700,314
Italy	—	2,972,171	—	2,972,171
Japan	—	34,005,612	—	34,005,612
Netherlands	—	9,053,178	—	9,053,178
Philippines	—	393,641	—	393,641
Portugal	—	592,250	—	592,250
Russia	342,319	254,767	—	597,086
Singapore	—	1,038,596	—	1,038,596
Spain	—	658,810	—	658,810
Sweden	—	4,463,472	—	4,463,472
Switzerland	—	25,071,350	—	25,071,350
Taiwan	—	3,163,113	—	3,163,113
Thailand	—	471,328	—	471,328
United Kingdom	473,067	29,641,579	—	30,114,646
United States	3,981,569	—	—	3,981,569

Total	$10,063,730	$156,235,224	$—	$166,298,954

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2015, foreign currency at value of $101 is categorized as Level 1 within the disclosure hierarchy.

During the period ended August 31, 2015, there were no transfers between levels.

4	FDP SERIES, INC.	August 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 23, 2015